UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JS Oliver Capital Management, L.P.
Address: 7960 Entrada Lazanja
         San Diego, CA  92127

13F File Number:  28-11226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lindsey Back
Title:     Chief Financial Officer
Phone:     (858) 756-8370

Signature, Place, and Date of Signing:

      /s/  Lindsey Back     San Diego, CA     August 13, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $189,243 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     2121   513600 SH       SOLE                   513600        0        0
ADOBE SYS INC                  COM              00724F101     6336   157800 SH       SOLE                   157800        0        0
ADOBE SYS INC                  COM              00724F101     7227   180000 SH  CALL SOLE                        0        0        0
AFFYMETRIX INC                 COM              00826T108     3905   156900 SH       SOLE                   156900        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     6070   336500 SH       SOLE                   336500        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     3446   191000 SH  CALL SOLE                        0        0        0
AMERICAN TOWER CORP            CL A             029912201     2072    49325 SH       Sole                    49325        0        0
ARTHROCARE CORP                COM              043136100     3399    77400 SH       SOLE                    77400        0        0
BALLY TECHNOLOGIES INC         COM              05874B107      749    28350 SH       Sole                    28350        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     1321    50000 SH  CALL Sole                        0        0        0
BEAR STEARNS COS INC           COM              073902108     1400    10000 SH       Sole                    10000        0        0
BENCHMARK ELECTRS INC          COM              08160H101     3205   141700 SH       SOLE                   141700        0        0
CARDINAL HEALTH INC            COM              14149Y108     3214    45500 SH       SOLE                    45500        0        0
CARMAX INC                     COM              143130102     3825   150000 SH  PUT  SOLE                   150000        0        0
CIENA CORP                     COM NEW          171779309     2681    74200 SH       SOLE                    74200        0        0
CIRCUIT CITY STORE INC         COM              172737108     1876   124400 SH       Sole                   124400        0        0
CISCO SYS INC                  COM              17275R102     4066   146000 SH       SOLE                   146000        0        0
CITIGROUP INC                  COM              172967101     4590    89500 SH       SOLE                    89500        0        0
CITIGROUP INC                  COM              172967101     2770    54000 SH  PUT  SOLE                    54000        0        0
COLLAGENEX PHARMACEUTICALS I   COM              19419B100      774    62400 SH       Sole                    62400        0        0
COMCAST CORP NEW               CL A             20030N101     4125   146700 SH       SOLE                   146700        0        0
ENCORE WIRE CORP               COM              292562105     1472    50000 SH  PUT  Sole                    50000        0        0
FIBERTOWER CORP                COM              31567R100     1660   383400 SH       Sole                   383400        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     2053    52200 SH       Sole                    52200        0        0
FOUNDRY NETWORKS INC           COM              35063R100     6184   371200 SH       SOLE                   371200        0        0
GREATER CHINA FD INC           COM              39167B102      349    13000 SH       Sole                    13000        0        0
INTEL CORP                     COM              458140100     4143   174500 SH       SOLE                   174500        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     1262    31800 SH       Sole                    31800        0        0
IOMEGA CORP                    COM NEW          462030305     2974   639500 SH       SOLE                   639500        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1494    18500 SH       Sole                    18500        0        0
JP MORGAN CHASE & CO           COM              46625H100     2788    57550 SH       SOLE                    57550        0        0
JP MORGAN CHASE & CO           COM              46625H100     1696    35000 SH  PUT  Sole                    35000        0        0
KING PHARMACEUTICALS INC       COM              495582108     3069   150000 SH  PUT  SOLE                   150000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     3545    45300 SH       SOLE                    45300        0        0
LAM RESEARCH CORP              COM              512807108     3598    70000 SH  PUT  SOLE                    70000        0        0
LAS VEGAS SANDS CORP           COM              517834107     1894    24800 SH       Sole                    24800        0        0
LSI CORPORATION                COM              502161102     3353   446500 SH       SOLE                   446500        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     3897   214000 SH       SOLE                   214000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    11654   640000 SH  CALL SOLE                        0        0        0
MEDAREX INC                    COM              583916101     1572   110000 SH  CALL Sole                        0        0        0
MERCK & CO INC                 COM              589331107     2490    50000 SH       SOLE                    50000        0        0
MORGAN STANLEY                 COM NEW          617446448     2441    29100 SH       SOLE                    29100        0        0
MORGAN STANLEY                 COM NEW          617446448     2223    26500 SH  PUT  SOLE                    26500        0        0
NAVTEQ CORP                    COM              63936L100     2540    60000 SH  PUT  SOLE                    60000        0        0
NOVASTAR FINL INC              COM              669947400      446    63900 SH       Sole                    63900        0        0
NOVASTAR FINL INC              COM              669947400      698   100000 SH  CALL Sole                        0        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     5242    30000 SH  PUT  SOLE                    30000        0        0
PENWEST PHARMACEUTICALS CO     COM              709754105      748    60000 SH  CALL Sole                        0        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     5010   130900 SH       SOLE                   130900        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     1435    37500 SH  CALL Sole                        0        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     1700    81250 SH       Sole                    81250        0        0
QUEST DIAGNOSTICS INC          COM              74834L100     3543    68600 SH       SOLE                    68600        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      755   250000 SH  CALL Sole                        0        0        0
STARBUCKS CORP                 COM              855244109     2619    99800 SH       SOLE                    99800        0        0
STREETTRACKS SER TR            COMM             78464A888     1512    50000 SH  PUT  Sole                    50000        0        0
SUN MICROSYSTEMS INC           COM              866810104     3392   644900 SH       SOLE                   644900        0        0
SYMANTEC CORP                  COM              871503108     3266   161700 SH       SOLE                   161700        0        0
SYMANTEC CORP                  COM              871503108     1818    90000 SH  CALL Sole                        0        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     1746    87300 SH       Sole                    87300        0        0
TEXTRON INC                    COM              883203101     1401    12725 SH       Sole                    12725        0        0
TRIAD GTY INC                  COM              895925105     1997    50000 SH  PUT  Sole                    50000        0        0
UGI CORP NEW                   COM              902681105     3069   112500 SH       SOLE                   112500        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1348    19000 SH       Sole                    19000        0        0
WYETH                          COM              983024100     3830    66800 SH       SOLE                    66800        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     1177   100000 SH  CALL Sole                        0        0        0
YAHOO INC                      COM              984332106     4968   183100 SH       SOLE                   183100        0        0